Share capital and share premium - Ordinary shares issued and fully paid (Details) $ in Thousands	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 € / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 € / shares
Disclosure of classes of share capital [line items]
Par value per share (in unit per share) | € / shares		€ 1		€ 1
Share capital	$ 287,816		$ 286,156
Share premium	1,792,181		1,792,181
Total share capital and share premium	$ 2,079,997		$ 2,078,337
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of ordinary shares issued (in shares) | shares	249,135,746		247,705,230
Par value per share (in unit per share) | € / shares		€ 1		€ 1
Share capital	$ 287,816		$ 286,156
Share premium	1,792,181		1,792,181
Total share capital and share premium	$ 2,079,997		$ 2,078,337